PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Significant Other Unobservable Inputs, Level 3 | Insurance contracts
Fair Value, Assets Measured
Total plan assets	$ 27.8	$ 26.5	$ 27.3
U.S.
Fair Value, Assets Measured
Total plan assets at fair value	648.3	560.3
Other Assets (payables)	0.2	(9.1)
Total plan assets	648.5	551.2	540.0
U.S. | Cash
Fair Value, Assets Measured
Total plan assets at fair value	8.0	0.1
U.S. | Liability hedging portfolio
Fair Value, Assets Measured
Total plan assets at fair value	216.1
U.S. | Treasury securities
Fair Value, Assets Measured
Total plan assets at fair value		94.9
U.S. | Money market funds
Fair Value, Assets Measured
Total plan assets at fair value		18.0
U.S. | Pooled funds - U.S. bonds
Fair Value, Assets Measured
Total plan assets at fair value		60.6
U.S. | Agency securities
Fair Value, Assets Measured
Total plan assets at fair value		4.8
U.S. | Corporate debt securities
Fair Value, Assets Measured
Total plan assets at fair value		20.4
U.S. | Asset-backed securities
Fair Value, Assets Measured
Total plan assets at fair value		9.8
U.S. | Government debt securities
Fair Value, Assets Measured
Total plan assets at fair value		3.2
U.S. | Growth portfolio
Fair Value, Assets Measured
Total plan assets at fair value	424.2
U.S. | Equities - U.S. growth
Fair Value, Assets Measured
Total plan assets at fair value		33.7
U.S. | Equities - U.S. value
Fair Value, Assets Measured
Total plan assets at fair value		80.8
U.S. | Equities - International
Fair Value, Assets Measured
Total plan assets at fair value		16.7
U.S. | Mutual fund - International
Fair Value, Assets Measured
Total plan assets at fair value		11.2
U.S. | Pooled funds - International
Fair Value, Assets Measured
Total plan assets at fair value	97.5	13.8
U.S. | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	65.2
U.S. | Pooled funds - Global real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	43.3
U.S. | Pooled funds - High yield bonds
Fair Value, Assets Measured
Total plan assets at fair value	63.7
U.S. | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	154.5	192.3
U.S. | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value		211.7
U.S. | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value		348.5
U.S. | Quoted Prices in Active Markets, Level 1
Fair Value, Assets Measured
Total plan assets at fair value	8.0	237.4
U.S. | Quoted Prices in Active Markets, Level 1 | Cash
Fair Value, Assets Measured
Total plan assets at fair value	8.0	0.1
U.S. | Quoted Prices in Active Markets, Level 1 | Treasury securities
Fair Value, Assets Measured
Total plan assets at fair value		94.9
U.S. | Quoted Prices in Active Markets, Level 1 | Equities - U.S. growth
Fair Value, Assets Measured
Total plan assets at fair value		33.7
U.S. | Quoted Prices in Active Markets, Level 1 | Equities - U.S. value
Fair Value, Assets Measured
Total plan assets at fair value		80.8
U.S. | Quoted Prices in Active Markets, Level 1 | Equities - International
Fair Value, Assets Measured
Total plan assets at fair value		16.7
U.S. | Quoted Prices in Active Markets, Level 1 | Mutual fund - International
Fair Value, Assets Measured
Total plan assets at fair value		11.2
U.S. | Quoted Prices in Active Markets, Level 1 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value		94.9
U.S. | Quoted Prices in Active Markets, Level 1 | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value		142.4
U.S. | Significant Other Observable Inputs, Level 2
Fair Value, Assets Measured
Total plan assets at fair value	640.3	322.9
U.S. | Significant Other Observable Inputs, Level 2 | Liability hedging portfolio
Fair Value, Assets Measured
Total plan assets at fair value	216.1
U.S. | Significant Other Observable Inputs, Level 2 | Money market funds
Fair Value, Assets Measured
Total plan assets at fair value		18.0
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - U.S. bonds
Fair Value, Assets Measured
Total plan assets at fair value		60.6
U.S. | Significant Other Observable Inputs, Level 2 | Agency securities
Fair Value, Assets Measured
Total plan assets at fair value		4.8
U.S. | Significant Other Observable Inputs, Level 2 | Corporate debt securities
Fair Value, Assets Measured
Total plan assets at fair value		20.4
U.S. | Significant Other Observable Inputs, Level 2 | Asset-backed securities
Fair Value, Assets Measured
Total plan assets at fair value		9.8
U.S. | Significant Other Observable Inputs, Level 2 | Government debt securities
Fair Value, Assets Measured
Total plan assets at fair value		3.2
U.S. | Significant Other Observable Inputs, Level 2 | Growth portfolio
Fair Value, Assets Measured
Total plan assets at fair value	424.2
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - International
Fair Value, Assets Measured
Total plan assets at fair value	97.5	13.8
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	65.2
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - Global real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	43.3
U.S. | Significant Other Observable Inputs, Level 2 | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	154.5	192.3
U.S. | Significant Other Observable Inputs, Level 2 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value		116.8
U.S. | Significant Other Observable Inputs, Level 2 | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value		206.1
Int'l
Fair Value, Assets Measured
Total plan assets at fair value	514.6	440.9
Other Assets (payables)	0.4	0.4
Total plan assets	515.0	441.3	426.6
Int'l | Cash
Fair Value, Assets Measured
Total plan assets at fair value	6.2	11.7
Int'l | Mutual Funds
Fair Value, Assets Measured
Total plan assets at fair value	0.3	0.3
Int'l | Pooled funds - European bonds
Fair Value, Assets Measured
Total plan assets at fair value	239.0	211.9
Int'l | Pooled funds - Global bonds
Fair Value, Assets Measured
Total plan assets at fair value	9.0	8.4
Int'l | Pooled funds - Asia Pacific region
Fair Value, Assets Measured
Total plan assets at fair value	12.7	10.4
Int'l | Pooled funds - Emerging markets
Fair Value, Assets Measured
Total plan assets at fair value	18.5	14.7
Int'l | Pooled funds - European region
Fair Value, Assets Measured
Total plan assets at fair value	46.3	42.2
Int'l | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	81.5	55.7
Int'l | Pooled funds - Real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	28.9	20.5
Int'l | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	10.6	9.9
Int'l | Other investments
Fair Value, Assets Measured
Total plan assets at fair value	61.6	55.2
Int'l | Pooled funds - Other
Fair Value, Assets Measured
Total plan assets at fair value	33.8	28.7
Int'l | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value	248.3	220.6
Int'l | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value	198.5	153.4
Int'l | Quoted Prices in Active Markets, Level 1
Fair Value, Assets Measured
Total plan assets at fair value	6.5	12.0
Int'l | Quoted Prices in Active Markets, Level 1 | Cash
Fair Value, Assets Measured
Total plan assets at fair value	6.2	11.7
Int'l | Quoted Prices in Active Markets, Level 1 | Mutual Funds
Fair Value, Assets Measured
Total plan assets at fair value	0.3	0.3
Int'l | Quoted Prices in Active Markets, Level 1 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value	0.3	0.3
Int'l | Significant Other Observable Inputs, Level 2
Fair Value, Assets Measured
Total plan assets at fair value	480.3	402.4
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - European bonds
Fair Value, Assets Measured
Total plan assets at fair value	239.0	211.9
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Global bonds
Fair Value, Assets Measured
Total plan assets at fair value	9.0	8.4
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Asia Pacific region
Fair Value, Assets Measured
Total plan assets at fair value	12.7	10.4
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Emerging markets
Fair Value, Assets Measured
Total plan assets at fair value	18.5	14.7
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - European region
Fair Value, Assets Measured
Total plan assets at fair value	46.3	42.2
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Global
Fair Value, Assets Measured
Total plan assets at fair value	81.5	55.7
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Real estate investment trusts
Fair Value, Assets Measured
Total plan assets at fair value	28.9	20.5
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - U.S.
Fair Value, Assets Measured
Total plan assets at fair value	10.6	9.9
Int'l | Significant Other Observable Inputs, Level 2 | Other investments
Fair Value, Assets Measured
Total plan assets at fair value	33.8	28.7
Int'l | Significant Other Observable Inputs, Level 2 | Pooled funds - Other
Fair Value, Assets Measured
Total plan assets at fair value	33.8	28.7
Int'l | Significant Other Observable Inputs, Level 2 | Fixed Income Securities
Fair Value, Assets Measured
Total plan assets at fair value	248.0	220.3
Int'l | Significant Other Observable Inputs, Level 2 | Equity Securities
Fair Value, Assets Measured
Total plan assets at fair value	198.5	153.4
Int'l | Significant Other Unobservable Inputs, Level 3
Fair Value, Assets Measured
Total plan assets at fair value	27.8	26.5
Int'l | Significant Other Unobservable Inputs, Level 3 | Other investments
Fair Value, Assets Measured
Total plan assets at fair value	27.8	26.5
Int'l | Significant Other Unobservable Inputs, Level 3 | Insurance contracts
Fair Value, Assets Measured
Total plan assets at fair value	$ 27.8	$ 26.5